Subsequent Events (Details Narrative) - USD ($)				11 Months Ended
	Oct. 24, 2023	Jul. 27, 2023	Mar. 13, 2023	Dec. 31, 2021	Oct. 27, 2023	Sep. 30, 2023	Sep. 27, 2023	Aug. 31, 2023	Jul. 28, 2023	Jun. 27, 2023	Jun. 01, 2023	May 02, 2023	Mar. 31, 2023	Mar. 02, 2023	Feb. 02, 2023	Dec. 31, 2022	Dec. 30, 2022	Dec. 01, 2022	Nov. 29, 2022
Subsequent Event [Line Items]
Other subsequent event description		On July 27, 2023, the Company filed a Current Report on Form 8-K stating that the Company fully intends to appeal such determination by requesting a hearing to the Hearings Panel (the “Panel”), pursuant to the procedures set forth in the Nasdaq Listing Rule 5800 Series to stay the suspension of the Company’s securities and the filing of the Form 25-NSE pending the Panel’s decision, and on such date the Company requested the hearing, and wired the $20,000 fee to Nasdaq for the hearing, prior to 4:00 p.m. Eastern Time on August 1, 2023, as required in the Delisting Letter. The hearing with the Panel was then scheduled for September 21, 2023 (the “Hearing”).
Assets held in trust							$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000		$ 125,000	$ 125,000	$ 87,541,322
Share Price							$ 0.037	$ 0.037	$ 0.037	$ 0.037	$ 0.037	$ 0.067	$ 0.067	$ 0.067	$ 0.067		$ 0.067	$ 0.067	$ 0.067
Common Class B [Member]
Subsequent Event [Line Items]
Class B common stock issued to sponsor (in shares)				2,875,000
Common Stock, Par or Stated Value Per Share				$ 0.0001		$ 0.0001										$ 0.0001
Private placement warrants			2,581,500
Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.0001		$ 0.0001										$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Assets held in trust					$ 30,000									$ 125,000
Share Price					$ 0.037									$ 0.067
Subsequent Event [Member]
Subsequent Event [Line Items]
Other subsequent event description	On October 24, 2023, the Company or Sponsor entered into a promissory note with Investor, pursuant to which the Investor agreed to provide a $250,000 loan to the Company or Sponsor. In consideration of the Initial Capital Contribution, the Company or Sponsor will, upon the closing of the initial business combination, assign and transfer, or cause the assignment and transfer, to Investor Subscription Shares at a rate of one Class A common stock for each $1.00 of Initial Capital Contribution, or the Investor may elect to receive payments in cash. The Subscription Shares, if issued, shall be subject to no transfer restrictions or any other lock-up provisions, earn outs, or other contingencies. The Initial Capital Contribution shall not accrue interest and shall be repaid by the Company, upon the closing of the initial business combination. The Company or Sponsor will pay to the Investor all repayments Sponsor or the Company has received within 5 business days of the closing of the initial business combination.
Assets held in trust														$ 125,000	$ 125,000
Share Price														$ 0.067	$ 0.067
Class B common stock issued to sponsor (in shares)			2,581,500
Private placement warrants			5,869,800
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.00
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share			0.0001
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.0001